BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 443,338	$ 216,913	$ 51,346
Accounts receivable	291,633	10,781	112,174
Inventory	19,286	33,784	60,229
Prepaid expenses and other assets	56,669	28,284	25,957
Total Current Assets	810,926	289,762	249,706
Goodwill	2,211,805	2,211,805	2,211,805
Total Assets	3,022,731	2,501,567	2,461,511
Current liabilities
Accounts payable	576,368	350,984	427,868
Accrued compensation	766,193	742,465	542,468
Note payable to a related party		550,000	200,000
Deferred revenue		2,998,242	2,998,242
Derivative liability	302,000
Other accrued expenses	190,000	190,000	190,000
Other current liabilities	8,332
Total Current Liabilities	1,842,893	4,831,691	4,358,578
Deferred rent	11,476	12,573	14,066
Deferred income taxes	755,000	723,000	659,000
Total Long-term Liabilities	766,476	735,573	673,066
Total Liabilities	2,609,369	5,567,264	5,031,644
Stockholders' (deficit)
Common stock, $0.01 par value; 350,000,000 and 250,000,000 shares authorized; 202,675,382 and 158,280,604, 125,610,284 (net of 1,440,000 shares held in treasury) shares issued and outstanding at June 30, 2014 and December 31, 2013 and 2012 respectively	2,041,154	1,597,206	1,270,503
Treasury stock	(664,600)	(664,600)	(664,600)
Discount on common stock	(819,923)	(819,923)	(819,923)
Additional paid-in capital	71,638,135	67,949,067	67,376,738
Accumulated deficit	(71,781,404)	(71,127,447)	(69,732,851)
Total Stockholders' Deficit	413,362	(3,065,697)	(2,570,133)
Total Liabilities and Stockholders' Deficit	$ 3,022,731	$ 2,501,567	$ 2,461,511